Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Commodities Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class A
Trading Symbol	RYMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$165	1.58%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class A shares) returned 8.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 9.25% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first half of 2024 with headwinds from energy and industrial metals sectors in the second half of the year. Fifteen of the 24 index components had positive returns for the period. The components with some of the largest positive returns were cocoa, coffee and gold. The components with some of the largest negative returns were soybean, wheat, and cotton.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	8.24%	5.90%	-0.15%
Class A (with sales charge)†	3.10%	4.88%	-0.63%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index	9.25%	7.12%	1.24%

Material Change Date	Feb. 24, 2025
Net Assets	$ 5,125,114
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 36,503
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$5,125,114
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$36,503

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class C
Trading Symbol	RYMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$243	2.34%

Expenses Paid, Amount	$ 243
Expense Ratio, Percent	2.34%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class C shares) returned 7.41%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 9.25% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first half of 2024 with headwinds from energy and industrial metals sectors in the second half of the year. Fifteen of the 24 index components had positive returns for the period. The components with some of the largest positive returns were cocoa, coffee and gold. The components with some of the largest negative returns were soybean, wheat, and cotton.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	7.41%	5.12%	-0.90%
Class C (with CDSC)‡	6.41%	5.12%	-0.90%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index	9.25%	7.12%	1.24%

Material Change Date	Feb. 24, 2025
Net Assets	$ 5,125,114
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 36,503
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$5,125,114
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$36,503

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund - Class H
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class H
Trading Symbol	RYMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$163	1.57%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class H shares) returned 8.19%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 9.25% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index. S&P Goldman Sachs Commodity Index futures had a strong first half of 2024 with headwinds from energy and industrial metals sectors in the second half of the year. Fifteen of the 24 index components had positive returns for the period. The components with some of the largest positive returns were cocoa, coffee and gold. The components with some of the largest negative returns were soybean, wheat, and cotton.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class H	8.19%	5.90%	-0.17%
S&P 500 Index	25.02%	14.53%	13.10%
S&P Goldman Sachs Commodity Index	9.25%	7.12%	1.24%

Material Change Date	Feb. 24, 2025
Net Assets	$ 5,125,114
Holdings Count | shares	6
Advisory Fees Paid, Amount	$ 36,503
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$5,125,114
Total Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$36,503

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	15.9%
Guggenheim Strategy Fund II	15.6%
Total	31.5%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.

Material Fund Change Strategies [Text Block]	Subsequent to the December 31, 2024 year-end, effective February 24, 2025, the fund executed a one-for-five reverse split of its issued and outstanding shares. There will be no difference in the aggregate value of assets as a result of this reverse split, nor will the increase in the net asset value of the fund be considered a taxable event. Please refer to a tax consultant for information regarding taxes.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	RYMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$182	1.82%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class A shares) returned 0.49%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns.

The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies.

The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	0.49%	4.59%	1.09%
Class A (with sales charge)†	-4.28%	3.57%	0.60%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

Net Assets	$ 33,574,629
Holdings Count | shares	76
Advisory Fees Paid, Amount	$ 529,624
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$33,574,629
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$529,624

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	RYMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$255	2.55%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	2.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class C shares) returned -0.25%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns.

The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies.

The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	-0.25%	3.82%	0.33%
Class C (with CDSC)‡	-1.20%	3.82%	0.33%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

Net Assets	$ 33,574,629
Holdings Count | shares	76
Advisory Fees Paid, Amount	$ 529,624
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$33,574,629
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$529,624

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	RYMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$180	1.80%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class P shares) returned 0.48%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns.

The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies.

The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class P	0.48%	4.60%	1.11%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

Net Assets	$ 33,574,629
Holdings Count | shares	76
Advisory Fees Paid, Amount	$ 529,624
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$33,574,629
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$529,624

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	RYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Institutional Class shares) returned 0.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 5.28% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last year?

Following a stable start to the year, market conditions became increasingly volatile during the second and third quarters, driven by unpredictable central bank policies, heightened geopolitical tensions, domestic political uncertainty in the United States, and changing economic expectations. This environment posed challenges for systematic strategies, and trend-following in particular, limiting their ability to generate consistent returns.

The fund posted positive performance in the first and fourth quarters, driven by strong gains in agricultural commodities and global equity indexes. It lost ground in the second and third quarters, however, primarily due to negative contributions from positions in metals, energies, and currencies.

The fund concluded the year with an overall positive return, supported by the significant contributions from global equity indexes and agricultural commodities.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Institutional Class	0.72%	4.88%	1.35%
S&P 500 Index	25.02%	14.53%	13.10%
ICE BofA 3-Month U.S. Treasury Bill Index	5.28%	2.48%	1.77%

Net Assets	$ 33,574,629
Holdings Count | shares	76
Advisory Fees Paid, Amount	$ 529,624
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$33,574,629
Total Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$529,624

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (as a % of Net Assets) as of 12.31.24

Guggenheim Strategy Fund III	14.3%
Guggenheim Strategy Fund II	9.3%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Total	31.2%

[2]	"Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]	How has the fund changed over the reporting period? There were no material changes for the period.
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class A
Trading Symbol	RYMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$185	1.88%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class A shares) returned -3.58%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class A (without sales charge)	-3.58%	2.23%	1.53%
Class A (with sales charge)†	-8.17%	1.25%	1.04%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

Material Change Date	Dec. 31, 2023
Net Assets	$ 45,587,304
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 838,778
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$45,587,304
Total Number of Portfolio Holdings	325
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$838,778

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.88% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Material Fund Change Expenses [Text Block]	The fund's (Class A shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.88% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class C
Trading Symbol	RYMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$257	2.63%

Expenses Paid, Amount	$ 257
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class C shares) returned -4.31%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class C (without CDSC)	-4.31%	1.47%	0.78%
Class C (with CDSC)‡	-5.25%	1.47%	0.78%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

Material Change Date	Dec. 31, 2023
Net Assets	$ 45,587,304
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 838,778
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$45,587,304
Total Number of Portfolio Holdings	325
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$838,778

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at Guggenheiminvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 2.63% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Material Fund Change Expenses [Text Block]	The fund's (Class C shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 2.63% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at Guggenheiminvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	Guggenheiminvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class P
Trading Symbol	RYMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$185	1.88%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Class P shares) returned -3.61%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Class P	-3.61%	2.23%	1.54%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

Material Change Date	Dec. 31, 2023
Net Assets	$ 45,587,304
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 838,778
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$45,587,304
Total Number of Portfolio Holdings	325
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$838,778

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Class P shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.88% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Material Fund Change Expenses [Text Block]	The fund's (Class P shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.88% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Institutional Class
Trading Symbol	RYIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at https://www.guggenheiminvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	https://www.guggenheiminvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last year?[1] (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$160	1.63%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last year?*

For the period of January 1, 2024 to December 31, 2024, the fund (Institutional Class shares) returned -3.36%, underperforming the fund's benchmark, the S&P 500 Index, which returned 25.02% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 5.26% for the same period.

What factors materially affected the fund's performance over the last year?

The fund's long/short equity strategy started the year off with a strong first quarter and, despite giving up some of its gains the remainder of the year, was the largest positive contributor of 2024. The fund's global macro strategies were the largest detractor for the period as positive contributions from value (driven by fixed income) were unable to compensate for negative performance in carry (hurt by equites), momentum (driven by fixed income and currencies), and flow (driven primarily by equities). Market neutral was the second most notable detractor to the fund's performance as positive returns in closed end fund arbitrage did not make up for the losses seen in the market neutral real estate strategy.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns* as of 12.31.24
	One Year	Five Years	Ten Years
Institutional Class	-3.36%	2.49%	1.78%
S&P 500 Index	25.02%	14.53%	13.10%
HFRX Global Hedge Fund Index	5.26%	2.81%	1.99%

Material Change Date	Dec. 31, 2023
Net Assets	$ 45,587,304
Holdings Count | shares	325
Advisory Fees Paid, Amount	$ 838,778
Investment Company, Portfolio Turnover	164.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 12.31.24
Net Assets	$45,587,304
Total Number of Portfolio Holdings	325
Portfolio Turnover Rate	164%
Total Advisory Fees Paid	$838,778

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as a % of Net Assets) as of 12.31.24
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as a % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (as a % of Net Assets) as of 12.31.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	9.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	8.2%
Guggenheim Strategy Fund III	3.6%
Heartland Financial USA, Inc.	2.3%
Discover Financial Services	2.1%
HashiCorp, Inc. — Class A	1.7%
Juniper Networks, Inc.	1.7%
Surmodics, Inc.	1.6%
Hess Corp.	1.4%
ChampionX Corp.	1.3%
Top 10 Total	33.8%

[2]	"10 Largest Holdings (as a % of Net Assets)" excludes any temporary cash or derivative investments.

Material Fund Change [Text Block]
How has the fund changed over the reporting period?

This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.

The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.63% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.

Material Fund Change Expenses [Text Block]	The fund's (Institutional Class shares) net expense ratio, which reflects expense waivers and/or reimbursements and includes certain expenses that are outside of the contractual expense limit, was 1.63% for the year ended December 31, 2024, an increase of 0.09% compared to the prior year. The primary driver of the increase was an increase in dividend expense associated with short sales.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since December 31, 2023. For more complete information, you may review the fund's next prospectus, which we expect to be available by April 30, 2025 at GuggenheimInvestments.com/services/prospectuses-and-reports or, by calling 800 820 0888.
Updated Prospectus Phone Number	800 820 0888
Updated Prospectus Web Address	GuggenheimInvestments.com/services/prospectuses-and-reports
Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.